Borrowings - Financial Liabilities (Details Narrative) $ in Thousands	1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($)	Nov. 30, 2023 USD ($) Vessel capacity in DWT	May 31, 2023 USD ($) Capacity	Apr. 30, 2018 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($) Vessel capacity in DWT	Dec. 31, 2024 USD ($)	Jan. 31, 2026 USD ($)	Dec. 31, 2021 USD ($)	Feb. 29, 2020 USD ($)	Nov. 30, 2019 USD ($)	Mar. 31, 2018 USD ($)
Sale Leaseback Transaction [Line Items]
Finance lease liabilities					$ 329,860	$ 310,064	$ 329,860
Two newbuilding 5,300 TEU containerships and two newbuilding Aframax/ LR2 tanker vessels [Member]
Sale Leaseback Transaction [Line Items]
Amount drawn down							43,850	$ 131,750
Financial Liabilities [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date						January 2026
Finance lease, liability									$ 36,000
Finance lease liabilities						$ 34,500
Maturity date						first quarter of 2031
Debt instrument, description of variable rate basis						Term SOFR
Debt instrument, basis spread on variable rate						190.00%
Financial Liabilities [Member] | Two new building 5,300 TEU containerships and two newbuilding Aframax/ LR2 tanker vessels [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date						May 2023
Vessel type			Aframax/LR2
Vessel capacity in TEU | Capacity			5,300
Amount drawn down						$ 44,500	$ 6,455
Finance lease liabilities	$ 89,000		$ 178,000			$ 120,205
Maturity date						ten years after the delivery date
Debt instrument, description of variable rate basis						Term SOFR
Debt instrument, basis spread on variable rate						210.00%
Line of credit facility, remains to be drawn						$ 38,045
Prepayments of debt	$ 81,315
Financial Liabilities [Member] | Two newbuilding 5,300 TEU containerships and two newbuilding Aframax/ LR2 tanker vessels [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date						November 2023
Vessel year built						2026
Vessel type						Αframax/LR2 newbuilding tanker vessels
Vessel capacity in DWT | Vessel capacity in DWT		5,300					115,807
Finance lease liabilities		$ 175,600				$ 169,258			$ 90,000
Maturity date						ten and nine years after the delivery date
Debt instrument, description of variable rate basis						Term SOFR
Debt instrument, basis spread on variable rate						200.00%
Prepayments of debt					$ 82,480
Financial Liabilities [Member] | Navios Nave Polaris [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built							2025
Vessel type							Aframax/LR2 tanker vessel
Sale and Leaseback Agreements $19,000 - December 2021 II [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date						December 2021
Vessel financed						a Capesize vessel
Finance lease liabilities						$ 8,622				$ 19,000
Maturity date						fourth quarter of 2025
Sale and Leaseback Agreements $20,000 [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date						December 2021
Vessel financed						a Capesize vessel
Finance lease liabilities						$ 8,675				$ 20,000
Maturity date						fourth quarter of 2025
Sale and Leaseback Agreements $35,000 [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date						February 2020
Vessel financed						a Capesize vessel
Finance lease liabilities						$ 17,936					$ 35,000
Maturity date						fourth quarter of 2025
Sale and Leaseback Agreements $33,000 [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date						November 2019
Vessel financed						a Capesize vessel
Finance lease liabilities						$ 16,709						$ 33,000
Maturity date						fourth quarter of 2025
Sale and Leaseback Agreements $71,500 [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date						March 31, 2018
Amount drawn down				$ 71,500
Finance lease liabilities						$ 6,162							$ 71,500
Prepayments of debt							$ 18,776